Defined benefit plans (Detail 4.3) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Net Defined Benefit Liability Asset By Funded And Unfunded [Line Items]
Net defined benefit asset / (liability)	$ (368)	$ (220)
Swiss defined benefit plans
Disclosure Of Net Defined Benefit Liability Asset By Funded And Unfunded [Line Items]
Plan assets	34,826	35,135
Surplus / (deficit)	6,161	5,158
Net defined benefit asset / (liability)	(21)	(17)
Other plans
Disclosure Of Net Defined Benefit Liability Asset By Funded And Unfunded [Line Items]
Net defined benefit asset / (liability)	$ (347)	$ (203)